Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NICHOLAS Ltd EDITION, INC.
Entity Central Index Key	0000809802
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class I
Trading Symbol	NCLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$41	0.86%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 329,568,126
Holdings Count | shares	60
Investment Company, Portfolio Turnover	4.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$329,568,126
Number of Portfolio Holdings	60
Portfolio Turnover Rate	4.36%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class N
Trading Symbol	NNLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Net Assets	$ 329,568,126
Holdings Count | shares	60
Investment Company, Portfolio Turnover	4.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$329,568,126
Number of Portfolio Holdings	60
Portfolio Turnover Rate	4.36%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%